BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Genius Group Ltd is a limited company incorporated on November 30, 2015 and domiciled in Singapore. The registered office and principal place of business of Genius Group Ltd is 8 Amoy Street, #01-01, Singapore 049950.

Genius Group Ltd operates through its subsidiaries, GeniusU Ltd, which provides full entrepreneur education system business development tools and management consultancy services to entrepreneurs and Entrepreneur Resorts.

Entrepreneur Resorts (“ERL”) was incorporated in Seychelles on May 9, 2017, and represent a group of resorts, retreats and co-working cafes for entrepreneurs. Entrepreneur Resorts owns resorts in Bali and South Africa which run entrepreneur retreats and workshops. It also owns Genius Café, an entrepreneur beach club in Bali, and Genius Central Singapore Pte Ltd, an entrepreneur co-working hub in Singapore.

As of the January 1, 2020, Genius Group Ltd and Entrepreneur Resorts were held under the common control of a shared director (the “Director”). In July 2020, Genius Group Ltd acquired a majority interest in Entrepreneur Resorts to form a consolidated group.

The accompanying consolidated financial statements of Genius Group Ltd and Entrepreneur Resorts, after elimination of all intercompany accounts and transactions, present the historical consolidated statements of financial positions, operations and comprehensive loss, changes in stockholders’ equity, and cash flows of the group. These consolidated financial statements have been derived from the accounting records of Genius Group Ltd and Entrepreneur Resorts and should be read in conjunction with the accompanying notes hereto.

In January 2020, the World Health Organization declared the COVID 19 virus an international pandemic. The virus spread throughout the world with unfavorable stock market condition during the beginning of March 2020. During March 2020, multiple countries went into a national enforced shut down. These lock downs put significant strain on the world economy and on companies worldwide. The Company has taken measures to control costs and is emphasizing its digital business given these conditions. Specific cost savings and government support resulted in a decrease to operating expenses of $0.74 million contributed by

➢	Government Job Support Scheme $0.23 million which we received for Genius Central Singapore Pte Ltd (0.10 million), Wealth Dynamics Pte Ltd (0.02 million) and Tau Game Lodge (0.11 million)
➢	Rental waiver of $0.12 million for Genius Central Singapore
➢	Insurance support $0.10 million for our resort in South Africa which includes $0.08 million for Tau Game Lodge and 0.02 million for Matla Game Lodge
➢

Reduced or deferred salaries $0.29 million resulted in reduction of expense of $0.16 million for GeniusU, $0.02 million for Genius Group, $0.06 million for Entrepreneur Resorts Limited and $0.05 million for Tau Game Lodge.

General cost reductions across the Group in response to COVID-19 of 5% reduced operating expenses by approximately $0.35 million. In 2021, the Group received government subsidies amounting to $490,300 reported under other operating income (Note 22).

The imposed ‘lock down’ and associated social distancing measures have had a significant effect on economic activity and have hurt in particular businesses in the travel, entertainment and leisure sectors. To cater to this unprecedented pandemic scenario, governments across the globe have enacted many emergency funding and support schemes in order to alleviate the hopefully short-term liquidity difficulties encountered by businesses and individuals. Such measures include corporate guarantee and liquidity measures, deferral of state taxes and/or suspension for debt obligations, measures to allow businesses to implement forbearance and furlough measures while the employees receive reasonable proportion of salaries and benefits. The Company has been able to avail itself of such measures as available to it which has been of assistance to survive the financial impact of the pandemic.